Income taxes - Details of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current tax expense (recovery)	$ 43,591	$ 38,527
Deferred tax expense (recovery)	(27,948)	(12,945)
Total tax expense	$ 15,643	$ 25,582